CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized shares	50,000,000	50,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, authorized shares	1,227,894,857	1,227,894,857
Common stock, outstanding shares	879,817,093	877,515,805